Description of the Plan	12 Months Ended
Dec. 31, 2025
EBP 019
EBP, Description of Plan [Line Items]
Description of the Plan	Description of the Plan

The following description of the Latrobe Company 401(k) Retirement Plan (the "Plan") provides general information. A more complete description of the Plan's provisions can be found in the plan document, which is available to participants upon request from Latrobe Specialty Metals Company (the "Company") or Carpenter Technology Corporation (the "Plan Sponsor").

General

The Plan is a profit-sharing and stock bonus plan which covers substantially all union employees of the Company. These employees are eligible to participate after thirty consecutive days of employment. The Plan is subject to the provisions of the Employee Retirement Income Security Act of 1974 ("ERISA").

Contributions

Each year, participants may contribute up to 100% of annual compensation on a pre-tax or after-tax basis, as defined by the plan document. Participants who have attained age 50 before the end of the plan year are eligible to make catch-up contributions, which are additional contributions. Participants may also contribute amounts representing rollover distributions from other qualified benefit plans. Participant contributions to the Plan are recorded in the period that payroll deductions are made from the participants. The Plan includes an auto-enrollment provision whereby all new eligible employees are automatically enrolled in the Plan unless they affirmatively elect not to participate in the Plan. Automatically enrolled participants have their deferral rate set at 4% of eligible compensation. Deferrals will automatically increase by 1% annually and will continue to increase 1% annually until a deferral rate of 15% is attained. The Company contributes an amount equal to 3% of each participant's base pay and a matching contribution of up to 4%, as defined by the plan document. Participants direct the investment of all contributions into various investment options offered by the Plan. Contributions are subject to certain Internal Revenue Service ("IRS") limitations.

Participant Accounts

Each participant's account is credited with the participant's contribution, the Company's contribution on behalf of the participant and an allocation of plan earnings or losses based on account balances, as defined. When applicable, participants are charged transaction fees. The benefit to which a participant is entitled is the benefit that can be provided from the participant's vested account.

Vesting

All contributions and plan earnings or losses thereon are immediately and fully vested and non-forfeitable.
Notes Receivable from Participants

Participants may borrow from their accounts a minimum of $1,000 up to a maximum equal to the lesser of $50,000 minus the amount of the highest outstanding loan balance on any plan loan during the preceding twelve months, or 50% of their vested account balance minus the current outstanding balance on any other plan loan. Terms range from one to five years for a general purpose loan, and one to ten years for a primary residence loan. The loans are secured by the balance in the participant's account and bear interest at rates that range from 4.25% to 9.50% for both December 31, 2025 and 2024, which represent the Prime Rate on the last business day of the month preceding the month in which the loan was distributed plus 1%. Principal and interest are paid ratably through bi-weekly payroll deductions.

Payment of Benefits

Benefits paid to participants include participant withdrawals and participant distributions. Participant withdrawals are withdrawals taken while an active employee of the Company and include hardship withdrawals and non-hardship withdrawals, subject to certain restrictions as defined by the plan document. Upon termination of service due to death, disability, retirement, or other reasons, participants are eligible to receive a lump sum distribution. A participant may elect to defer such distribution provided the account balance is at least $7,000. A participant must take their first required minimum distribution in the year they reach age 73 (75 if they reach age 74 on or after January 1, 2033). The payment of benefits from the Carpenter Technology Stock Fund is made in shares of Carpenter Technology Corporation common stock or cash, at the participant's option. All other payments of benefits are made in cash.